Finance debts - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Short-term debt	€ 2,882	€ 2,452
Current portion of long-term debt	1,909	3,156
Long-term debt	21,895	18,910
Total borrowings	26,686	24,518
Banks
Borrowings
Short-term debt	337	187
Current portion of long-term debt	759	504
Long-term debt	3,193	2,341
Total borrowings	4,289	3,032
Ordinary Bonds
Borrowings
Current portion of long-term debt	1,140	2,642
Long-term debt	18,280	16,137
Total borrowings	19,420	18,779
Convertible Bonds
Borrowings
Long-term debt	396	393
Total borrowings	396	393
Commercial papers
Borrowings
Short-term debt	2,233	1,778
Total borrowings	2,233	1,778
Other financial institutions
Borrowings
Short-term debt	312	487
Current portion of long-term debt	10	10
Long-term debt	26	39
Total borrowings	€ 348	€ 536